Debt Under Vehicle Programs and Borrowing Arrangements	12 Months Ended
Dec. 31, 2013
Debt Disclosure [Abstract]
Debt Under Vehicle Programs and Borrowing Arrangements

Debt under Vehicle Programs and Borrowing Arrangements
Debt under vehicle programs including related party debt due to Avis Budget Rental Car Funding (AESOP) LLC (“Avis Budget Rental Car Funding”), consisted of:

	As of December 31,
	2013	2012
North America – Debt due to Avis Budget Rental Car Funding (a)	$5,656	$5,203
North America – Canadian borrowings	400	353
International – Debt borrowings	731	679
International – Capital leases	289	315
Truck Rental – Debt borrowings (b)	226	253
Other (c)	35	3
Total	$7,337	$6,806
__________

(a)	The increase reflects additional borrowings principally to fund an increase in the Company’s fleet driven by increased rental volume and the acquisitions of Zipcar and Payless.

(b)	The decrease reflects reduced borrowings due to a decrease in the size of the Company’s truck fleet.

(c)	The increase is principally related to Zipcar capital leases.

North America

Debt due to Avis Budget Rental Car Funding. Avis Budget Rental Car Funding, an unconsolidated bankruptcy remote qualifying special purpose limited liability company, issues privately placed notes to investors as well as to banks and bank-sponsored conduit entities. Avis Budget Rental Car Funding uses the proceeds from its note issuances to make loans to a wholly-owned subsidiary of the Company, AESOP Leasing LP (“AESOP Leasing”), on a continuing basis. AESOP Leasing is required to use the proceeds of such loans to acquire or finance the acquisition of vehicles used in the Company’s rental car operations. By issuing debt through the Avis Budget Rental Car Funding program, the Company pays a lower rate of interest than if it had issued debt directly to third parties. Avis Budget Rental Car Funding is not consolidated, as the Company is not the “primary beneficiary” of Avis Budget Rental Car Funding. The Company determined that it is not the primary beneficiary because the Company does not have the obligation to absorb the potential losses or receive the benefits of Avis Budget Rental Car Funding’s activities since the Company’s only significant source of variability in the earnings, losses or cash flows of Avis Budget Rental Car Funding is exposure to its own creditworthiness, due to its loan from Avis Budget Rental Car Funding. Because Avis Budget Rental Car Funding is not consolidated, AESOP Leasing’s loan obligations to Avis Budget Rental Car Funding are reflected as related party debt on the Company’s Consolidated Balance Sheets. The Company also has an asset within Assets under vehicle programs on its Consolidated Balance Sheets which represents securities issued to the Company by Avis Budget Rental Car Funding. AESOP Leasing is consolidated, as the Company is the “primary beneficiary” of AESOP Leasing; as a result, the vehicles purchased by AESOP Leasing remain on the Company’s Consolidated Balance Sheets. The Company determined it is the primary beneficiary of AESOP Leasing, as it has the ability to direct its activities, an obligation to absorb a majority of its expected losses and the right to receive the benefits of AESOP Leasing’s activities. AESOP Leasing’s vehicles and related assets, which as of December 31, 2013, approximate $7.3 billion and many of which are subject to manufacturer repurchase and guaranteed depreciation agreements, collateralize the debt issued by Avis Budget Rental Car Funding. The assets and liabilities of AESOP Leasing are presented on the Company’s Consolidated Balance Sheets within Assets under vehicle programs and Liabilities under vehicle programs, respectively. The assets of AESOP Leasing, included within Assets under vehicle programs (excluding the Investments in Avis Budget Rental Car Funding (AESOP) LLC—related party) are restricted. Such assets may be used only to repay the respective AESOP Leasing liabilities, included within Liabilities under vehicle programs, and to purchase new vehicles, although if certain collateral coverage requirements are met, AESOP Leasing may pay dividends from excess cash. The creditors of AESOP Leasing and Avis Budget Rental Car Funding have no recourse to the general credit of the Company. The Company periodically provides Avis Budget Rental Car Funding with non-contractually required support, in the form of equity and loans, to serve as additional collateral for the debt issued by Avis Budget Rental Car Funding.
The business activities of Avis Budget Rental Car Funding are limited primarily to issuing indebtedness and using the proceeds thereof to make loans to AESOP Leasing for the purpose of acquiring or financing the acquisition of vehicles to be leased to the Company’s rental car subsidiaries and pledging its assets to secure the indebtedness. Because Avis Budget Rental Car Funding is not consolidated by the Company, its results of operations and cash flows are not reflected within the Company’s financial statements. Borrowings under the Avis Budget Rental Car Funding program primarily represent fixed rate notes and had a weighted average interest rate of 3% as of December 31, 2013 and 2012.
Canadian borrowings. The Company finances the acquisition of vehicles used in its Canadian rental operations through a consolidated, bankruptcy remote special-purpose entity, which issues privately placed notes to investors and bank-sponsored conduits. The Canadian borrowings represent a mix of fixed and floating rate debt and had a weighted average interest rate of 3% and 4% as of December 31, 2013 and 2012, respectively.

International
Debt borrowings. In March 2013, the Company entered into a three-year, €500 million (approximately $687 million) European rental fleet securitization program, which matures in 2016 and is used to finance fleet purchases for certain of the Company’s European operations. The Company finances the acquisition of vehicles used in its International rental car operations through this European and other consolidated, bankruptcy remote special-purpose entities, which issue privately placed notes to banks and bank-sponsored conduits. The International borrowings primarily represent floating rate notes and had a weighted average interest rate of 4% as of December 31, 2013 and 2012.
Capital leases. The Company obtained a portion of its International vehicles under capital lease arrangements for which there are corresponding assets of $306 million and $317 million, classified within vehicles, net on the Company’s Consolidated Balance Sheets as of December 31, 2013 and 2012, respectively. For the years ended December 31, 2013 and 2012, the interest rates on these leases ranged from 2% to 7% and 2% to 4%, respectively. All capital leases are on a fixed repayment basis and interest rates are fixed at the contract date.

Truck Rental
Debt borrowings. The Budget Truck funding program consists of debt facilities, including capital leases, established by the Company to finance the acquisition of the Budget Truck Rental fleet. The borrowings under the Budget Truck funding program are primarily fixed rate notes with a weighted average interest rate of 3% and 4% as of December 31, 2013 and 2012, respectively.

Other
Borrowings under the Company’s other vehicle rental programs primarily represent Zipcar capital lease arrangements for which there are corresponding assets of $28 million, classified within vehicles, net on the Company’s Consolidated Balance Sheets as of December 31, 2013. For the year ended December 31, 2013, the interest rate on these leases ranged from 3% to 4%.
DEBT MATURITIES
The following table provides the contractual maturities of the Company’s debt under vehicle programs, including related party debt due to Avis Budget Rental Car Funding, at December 31, 2013:

Debt Under Vehicle Programs
2014 (a)	$1,264
2015	1,534
2016	1,618
2017	998
2018	1,532
Thereafter	391
$7,337
__________

(a)	Vehicle-backed debt maturing within one year includes term asset-backed securities of approximately $674 million and bank and bank-sponsored borrowings of $590 million.

COMMITTED CREDIT FACILITIES AND AVAILABLE FUNDING ARRANGEMENTS
The following table presents available funding under the Company’s debt arrangements related to its vehicle programs, including related party debt due to Avis Budget Rental Car Funding, at December 31, 2013:

	Total Capacity (a)	Outstanding Borrowings	Available Capacity
North America – Debt due to Avis Budget Rental Car Funding (b)	$8,031	$5,656	$2,375
North America – Canadian borrowings (c)	753	400	353
International – Debt borrowings (d)	1,408	731	677
International – Capital leases (e)	404	289	115
Truck Rental – Debt borrowings (f)	233	226	7
Other (g)	35	35	—
Total	$10,864	$7,337	$3,527
__________

(a)	Capacity is subject to maintaining sufficient assets to collateralize debt.

(b)	The outstanding debt is collateralized by $7.3 billion of underlying vehicles and related assets.

(c)	The outstanding debt is collateralized by $549 million of underlying vehicles and related assets.

(d)	The outstanding debt is collateralized by $1.3 billion of underlying vehicles and related assets.

(e)	The outstanding debt is collateralized by $306 million of underlying vehicles and related assets.

(f)	The outstanding debt is collateralized by $338 million of underlying vehicles and related assets.

(g)	The outstanding debt is collateralized by $28 million of underlying vehicles and related assets.

DEBT COVENANTS
Debt agreements under the Company’s vehicle-backed funding programs contain restrictive covenants, including restrictions on dividends paid to the Company by certain of its subsidiaries and restrictions on indebtedness, mergers, liens, liquidations and sale and leaseback transactions, and in some cases also require compliance with certain financial requirements. As of December 31, 2013, the Company is not aware of any instances of non-compliance with any of the financial or restrictive covenants contained in the debt agreements under its vehicle-backed funding programs.